Other Intangible Assets - Others (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Other Intangible Assets
Other intangible assets		€ 1,385,537	€ 1,269,342		€ 1,433,534
Intangible asset purchase commitments		589			381
Profit (loss) incurred on disposals of intangible assets	€ 0	8,101
Impairment loss			€ 63,675
Plasma center licenses
Other Intangible Assets
Other intangible assets		26,917			29,960
Regulatory milestones - initial payment
Other Intangible Assets
Other intangible assets | $				$ 30.0
Regulatory milestones - additional payment
Other Intangible Assets
Other intangible assets | $				$ 17.5
Development costs in progress
Other Intangible Assets
Other intangible assets		206,087			223,161
Self-constructed
Other Intangible Assets
Other intangible assets		€ 58,254			€ 48,797